LOAN FROM THRID PARTY	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
LOAN FROM THRID PARTY [Text Block]

NOTE 10 – LOAN FROM THIRD PARTY

The Company borrowed funds from a third party vendor in 2011. The short-term borrowing does not have a fixed maturity date and is due on demand. The annual interest rate is 20%. The outstanding balance was $3,625,069 and $nil as of December 31, 2011 and 2010 respectively.

NOTE 12 – LOAN FROM THRID PARTY

The Company borrowed funds from a third party vendor in 2011. The annual interest rate on the borrowing is 20% and is due on demand. The total outstanding borrowing balance was $0 and $3,625,069 as of September 30, 2012 and December 31, 2011 respectively. The interest expense incurred for the loan was $274,757 and $551,144 for the nine months ended September 30, 2012 and 2011, respectively.